TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12/31/17	12/31/16
Billed amounts	6,753,621	6,939,909
Unbilled amounts	2,481,364	1,930,708
Interconnection amounts	859,819	1,345,471
Amounts from related parties (Note 28)	201,021	190,906
Gross accounts receivable	10,295,825	10,406,994
Estimated impairment losses	(1,433,471)	(1,399,895)
Total	8,862,354	9,007,099

Current	8,588,466	8,701,688
Noncurrent	273,888	305,411

Schedule of current and noncurrent trade accounts receivable, relating to finance lease

	12/31/17	12/31/16
Nominal amount receivable	434,743	611,384
Deferred financial income	(33,614)	(3,005)
Present value of accounts receivable	401,129	608,379
Estimated impairment losses	(154,666)	(344,738)
Net amount receivable	246,463	263,641

Current	140,257	158,767
Noncurrent	106,206	104,874

Schedule of aging list of gross trade accounts receivable

	Nominal amount	Present value of
	receivable	accounts receivable
Falling due within one year	229,981	229,981
Falling due between one year and five years	204,762	171,148
Total	434,743	401,129

Schedule of aging list of trade accounts receivable, net of estimated impairment losses

	12/31/17	12/31/16
Falling due	6,635,125	6,841,752
Overdue – 1 to 30 days	1,132,008	1,073,568
Overdue – 31 to 60 days	375,176	322,485
Overdue – 61 to 90 days	232,648	227,010
Overdue – 91 to 120 days	105,342	105,048
Overdue – over 120 days	382,055	437,236
Total	8,862,354	9,007,099

Schedule of changes in the estimated impairment losses for accounts receivable

Balance at 12/31/15	(2,217,926)
Supplement to estimated losses (Note 24)	(1,843,775)
Reversal of estimated losses (Note 24)	495,554
Write-off due to use	2,166,252
Balance at 12/31/16	(1,399,895)
Supplement to estimated losses (Note 24)	(1,994,769)
Reversal of estimated losses (Note 24)	513,754
Write-off due to use	1,456,158
Business combinations (Note 1.c.1)	(8,719)
Balance at 12/31/ 2017	(1,433,471)